Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill
13.       GOODWILL

Goodwill was recorded as part of the acquisition of MED during 2009. The goodwill amount of A$1,093,000 was calculated as the difference between the fair value of the MED net assets acquired of A$12,541,000 (net of non-controlling interest) and total consideration of A$13,633,000. In accordance with Topic 350, Intangibles – Goodwill and Other, the Company completed an impairment test and determined that the goodwill recorded at the acquisition date was not impaired.